Equity investments (Details)	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2010 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Chengdu Seasky CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Ye Net CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2012 Zhizhu Network CNY	Dec. 31, 2011 Zhizhu Network CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Venture Capital Fund CNY
Changes in the Group's equity investments:
Balance, beginning of period		33,384,729	49,378,909				10,566,393		14,280,294		23,579,748	24,532,222		9,804,981
Investment	32,102,213	200,000,000	10,803,330		0	20,735,000		15,000,000		27,000,000			10,803,330		10,803,330	200,000,000
Share of (loss) / income in equity investment	(856,245)	(5,334,495)	(1,574,506)	(8,092,328)			(513,232)		889,549		(2,634,842)	(952,474)		6,638,070	(998,349)	(9,337,723)
Foreign currency translation adjustments		(218,177)												(43,034)		(175,143)
Converted to controlling interest			(15,169,843)						(15,169,843)
Disposal of equity investment			(10,053,161)				(10,053,161)
Balance, end of period	$ 36,569,567	227,832,057	33,384,729	49,378,909							20,944,906	23,579,748		16,400,017	9,804,981	190,487,134